Employee Future Benefits - Schedule of Net Benefit Costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Defined Benefit Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	$ 27	$ 25	$ 55	$ 50
Interest costs	24	29	49	57
Expected return on plan assets	(43)	(44)	(88)	(88)
Amortization of actuarial losses (gains)	9	9	18	17
Amortization of past service credits/plan amendments	(1)	(1)	(1)	(1)
Regulatory adjustments	(1)	(1)	(1)	(2)
Net benefit cost	15	17	32	33
OPEB Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	9	8	18	16
Interest costs	4	5	9	11
Expected return on plan assets	(4)	(5)	(9)	(10)
Amortization of actuarial losses (gains)	0	(2)	(1)	(3)
Amortization of past service credits/plan amendments	0	0	0	(1)
Regulatory adjustments	0	1	1	2
Net benefit cost	$ 9	$ 7	$ 18	$ 15